Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) (USD $)
In Millions, unless otherwise specified
	Nov. 30, 2014		Nov. 30, 2013
Derivatives, Fair Value [Line Items]
Derivative asset	$ 14		$ 60
Derivative liability	278		31
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative asset	14		16
Derivative liability	49		30
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset			44
Derivative liability	229		1
Net investment hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset	6	[1]
Net investment hedges | Designated as hedging instruments | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative asset	6	[1]	2	[1]
Net investment hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability			4	[1]
Foreign currency zero cost collars | Designated as hedging instruments | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative asset			8	[2]
Foreign currency zero cost collars | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	1	[2]
Interest rate swaps | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset	1	[3]	1	[3]
Interest rate swaps | Designated as hedging instruments | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative asset	1	[3]	5	[3]
Interest rate swaps | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	13	[3]	13	[3]
Interest rate swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	35	[3]	13	[3]
Fuel | Not designated as hedging instrument | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset			14	[4]
Fuel | Not designated as hedging instrument | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative asset			30	[4]
Fuel | Not designated as hedging instrument | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	90	[4]
Fuel | Not designated as hedging instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	$ 139	[4]	$ 1	[4]

[1]	At November 30, 2014 and 2013, we had foreign currency forwards totaling $403 million and $578 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2014, these foreign currency forwards settle through July 2017.
[2]	At November 30, 2014 and 2013, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.
[3]	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2014 and 2013, these interest rate swap agreements effectively changed $750 million and $909 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate euro debt. These interest rate swaps settle through March 2025. In addition, at November 30, 2014 and 2013 we had U.S. dollar interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2014 and 2013, these interest rate swap agreements effectively changed $500 million of fixed rate debt to U.S. dollar LIBOR-based floating rate debt. These interest rate swaps settle through February 2016.
[4]	At November 30, 2014 and 2013, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018 and through 2017, respectively. See “Fuel Price Risks” below for additional information regarding these fuel derivatives.